Transactions with Related Parties and Joint Operators (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties and Joint Operators [Abstract]
Short-term benefits	S/ 36.5		S/ 33.5
Payment amount		S/ 33.0